FAIR VALUE MEASUREMENTS - Assets and Liabilities Measured on Recurring Basis at Aggregate Fair Value (Details) - Recurring fair value measurement - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	$ 5,989	$ 5,921
Quoted Prices in Active Markets for Identical Assets (Level 1)
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	5,694	5,616
Significant Other Observable Inputs (Level 2)
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	295	305
Significant Unobservable Inputs (Level 3)
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	0	0
Cash and cash equivalents [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	5,280	5,188
Cash and cash equivalents [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1)
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	5,280	5,188
Cash and cash equivalents [Member] | Significant Other Observable Inputs (Level 2)
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	0	0
Cash and cash equivalents [Member] | Significant Unobservable Inputs (Level 3)
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	0	0
Other investments [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	414	428
Other investments [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1)
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	414	428
Other investments [Member] | Significant Other Observable Inputs (Level 2)
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	0	0
Other investments [Member] | Significant Unobservable Inputs (Level 3)
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	0	0
Derivatives
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	53	40
Derivatives | Quoted Prices in Active Markets for Identical Assets (Level 1)
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	0	0
Derivatives | Significant Other Observable Inputs (Level 2)
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	53	40
Derivatives | Significant Unobservable Inputs (Level 3)
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	0	0
Receivables from provisional copper and gold sales [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	242	265
Receivables from provisional copper and gold sales [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1)
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	0	0
Receivables from provisional copper and gold sales [Member] | Significant Other Observable Inputs (Level 2)
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	242	265
Receivables from provisional copper and gold sales [Member] | Significant Unobservable Inputs (Level 3)
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	$ 0	$ 0